Discontinued Operations - Schedule of Operation of the Company Classified as Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
REVENUES
Total revenues	$ 403,558	$ 5,913,461	$ 21,297,642
COSTS OF REVENUES
Total costs of revenues	42,944	4,914,945	21,640,783
GROSS PROFIT (LOSS)
Total gross profit (loss)	360,614	998,516	(343,141)
OPERATING EXPENSES:
Advertising	91	44,488	15,243
Professional fees	187,006	747,252	857,364
Compensation and related benefits	159,240	825,315	702,625
Amortization of intangible assets	3,370	13,813	8,549
Bad debt expense – related parties		6,141,000	650,285
Other general and administrative	75,534	300,071	226,262
Impairment loss
Total operating expenses	425,241	8,071,939	2,460,328
LOSS FROM OPERATIONS	(64,627)	(7,073,423)	(2,803,469)
OTHER (EXPENSE) INCOME:
Interest expense - related parties	(82,186)	(162,621)	(1,213)
Loss on extinguishment of vendor obligations
Gain on extinguishment of vendor obligations
Gain on termination of GSS GSA – related party		6,082,962
Gain on extinguishment of due to affiliates
Other (expense) income	(11,162)	12,161	36,568
Total other (expense) income, net	(93,348)	5,932,502	35,355
NET LOSS	(157,975)	(1,140,921)	(2,768,114)
General Support Services [Member]
REVENUES
Total revenues		4,800,000	19,200,000
COSTS OF REVENUES
Total costs of revenues		4,650,000	18,775,000
GROSS PROFIT (LOSS)
Total gross profit (loss)		150,000	425,000
Financial Services [Member]
REVENUES
Total revenues	403,558	1,113,461	2,097,642
COSTS OF REVENUES
Total costs of revenues	42,944	264,945	2,865,783
GROSS PROFIT (LOSS)
Total gross profit (loss)	$ 360,614	$ 848,516	$ (768,141)